Transfer of Financial Assets - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Subsidiaries JPY (¥)	Mar. 31, 2011 Subsidiaries JPY (¥)	Mar. 31, 2010 Subsidiaries JPY (¥)	Mar. 31, 2012 Subsidiaries Maximum JPY (¥)	Mar. 31, 2012 U.S. Subsidiary JPY (¥)	Mar. 31, 2011 U.S. Subsidiary JPY (¥)	Mar. 31, 2010 U.S. Subsidiary JPY (¥)	Mar. 31, 2010 U.S. Subsidiary Maximum USD ($)	Mar. 31, 2012 Japan JPY (¥)	Mar. 31, 2011 Japan JPY (¥)	Mar. 31, 2010 Japan JPY (¥)	Mar. 31, 2012 Japan Maximum JPY (¥)
Sale of Receivables [Line Items]
Aggregate trade accounts receivable eligible for sale, maximum						¥ 24,000				$ 450				¥ 50,200
Trade accounts receivable, maximum original due date						180 days								190 days
Trade accounts receivable sold			130,060	166,025	183,805		476,855	414,147	258,085		126,513	136,232	109,271
Deferred sales proceeds from receivable							16,272	32,751
Deferred sales proceeds							117,343	185,647
Collection of deferred sales proceeds	¥ 132,636	¥ 153,550					¥ 132,636	¥ 153,550